Segments - Schedule of segment reporting information, by segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenues	$ 3,465	$ 2,951
Segment loss	(19,916)	(28,232)
Depreciation and amortization	(148)	(1,728)
Contingent consideration expense	(2,061)	1,541
Impairment of goodwill	0	(37,000)
Impairment of intangible assets	0	(8,785)
Share-based compensation	(3,177)	(4,881)
Operating loss	(25,302)	(79,085)
Financial income, net	2,581	428
Loss before income tax expense	(22,721)	(78,657)
Connected Vehicles [Member]
Segment Reporting Information [Line Items]
Revenues	395	1,794
Segment loss	(16,581)	(26,350)
Insurance Related Services [Member]
Segment Reporting Information [Line Items]
Revenues	3,070	1,157
Segment loss	$ (3,335)	$ (1,882)